Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Loss Contingencies [Line Items]
Guaranteed Repayment of Economic Development Bonds	$ 76,200,000
Number of unconsolidated subsidiaries for which loans guaranteed	4
Maximum Guarantee Exposure for Joint Venture Loans	188,400,000
Total obligation for operating leases for certain land positions	215,400,000
Other Liabilities	142,589,000	121,097,000
Special Tax Assessment [Member]
Loss Contingencies [Line Items]
Other Liabilities	$ 12,400,000